Financial Risk Management (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Financial Risk Management [Abstract]
Trade and other payables	$ 572,094	$ 1,558,186
Current borrowings	4,203,855	2,084,152
Non-current borrowings	13,550	1,759,447
Non-current borrowings		1,759,447
Fair value